Trade and Other Receivables - Movement in the bad debt provision (Details) - Third party trade receivables and contract assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in the bad debt provision
Bad debt provisions, opening balance	€ (741)
Bad debt provisions, closing balance	(734)	€ (741)
Accumulated impairment
Movement in the bad debt provision
Bad debt provisions, opening balance	21	32	€ 32
Net charges for the year	8	5	7
Net cancellations for the year	(5)	(17)	(7)
Translation differences	(1)	1
Bad debt provisions, closing balance	€ 23	€ 21	€ 32